INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

November 7, 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901 and 811-21719 on behalf of the AAM/Bahl & Gaynor Income Growth Fund, AAM/HIMCO Short Duration Fund, AAM/Insight Select Income Fund and AAM/Phocas Real Estate Fund (each, a “Fund”)

Ladies and Gentlemen:

This Preliminary Proxy Statement is being filed for the purpose of seeking shareholder approval of (i) a new investment advisory agreement between the Trust, on behalf of the AAM/Bahl & Gaynor Income Growth Fund, and Advisors Asset Management, Inc. (“AAM”), the Fund’s investment advisor; (ii) a new investment advisory agreement between the Trust, on behalf of the AAM/HIMCO Short Duration Fund, and AAM; (iii) a new investment advisory agreement between the Trust, on behalf of the AAM/Insight Select Income Fund, and AAM; (iv) a new investment advisory agreement between the Trust, on behalf of the AAM/Phocas Real Estate Fund, and AAM; (v) a new investment sub-advisory agreement between AAM, and Bahl & Gaynor, Inc., with respect to the AAM/Bahl & Gaynor Income Growth Fund; (vi) a new investment sub-advisory agreement between AAM, and Hartford Investment Management Company, with respect to the AAM/HIMCO Short Duration Fund; (vii) a new investment sub-advisory agreement between AAM, and Insight North America LLC, with respect to the AAM/Insight Select Income Fund; and (viii) a new investment sub-advisory agreement between AAM, and Phocas Financial Corporation, with respect to the AAM/Phocas Real Estate Fund.

Please direct your comments to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/Diane J. Drake

Diane J. Drake

Secretary